Leases and subleases (Tables)	12 Months Ended
Dec. 31, 2023
Presentation of leases for lessee [abstract]
Schedule of Quantitative Information About Right-of-use Assets and Lease Liability
The activity related to the Group’s right of use asset and lease liability for the years ended December 31, 2023 and 2022 is as follows:

	Right of use asset, net
	2023 $	2022 $
Balance at January 1,	14,281	17,166
Additions	—	163
Depreciation	(1,979)	(3,047)
Deconsolidated	(2,477)	—
Balance at December 31,	9,825	14,281

Schedule of Lease Liabilities

	Total lease liability
	2023 $	2022 $
Balance at January 1,	29,128	32,990
Additions	—	163
Cash paid for rent - principal - financing cash flow	(3,338)	(4,025)
Cash paid for rent - interest	(1,544)	(1,982)
Interest expense	1,544	1,982
Deconsolidated	(4,146)	—
Balance at December 31,	21,644	29,128

Schedule of Short-term and Long-term Portion of Lease Liability
The following table details the short-term and long-term portion of the lease liability as of December 31, 2023 and 2022:

	Total lease liability
	2023 $	2022 $
Short-term portion of lease liability	3,394	4,972
Long-term portion of lease liability	18,250	24,155
Total lease liability	21,644	29,128

Schedule of Maturity Analysis of Operating Lease Payments
The following table details the future maturities of the lease liability, showing the undiscounted lease payments to be paid after the reporting date:

2023 $
Less than one year	4,689
One to two years	4,644
Two to three years	4,419
Three to four years	4,551
Four to five years	4,687
More than five years	2,796
Total undiscounted lease maturities	25,785
Interest	4,141
Total lease liability	21,644